Rule 497(e)
                                                 File Nos. 2-90518 and 811-4006


      SUPPLEMENT DATED MARCH 31, 1997 TO PROSPECTUS DATED JANUARY 2, 1997


                             CITISELECTSM FOLIO 200
                             CITISELECTSM FOLIO 300
                             CITISELECTSM FOLIO 400
                             CITISELECTSM FOLIO 500


                          FOR USE IN PUERTO RICO ONLY


The third sentence of the second paragraph located on the Cover of the Prospectus is replaced with the following:

     Copies of the Statement of Additional Information may be obtained without charge, and further inquiries about the Funds may be made, by calling Citicorp Financial Services Corporation, the Funds' Service Agent in Puerto Rico, at (787) 766-3981.